Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ (18)	$ 116	$ 72	$ 214	$ 83	$ (8)	$ 48	$ 250	$ 384	$ 373	$ 377
Other comprehensive income, net of tax:
Foreign currency translation adjustments									(133)	(183)	20
Pension funding adjustment:
Foreign currency translation on pension funding adjustment									33	37	(10)
Net actuarial (loss) gain									(32)	(255)	85
Prior service gain									(172)	0	0
Amortization of unrecognized actuarial loss									36	40	46
Amortization of unrecognized prior service gain									(14)	(3)	(4)
Curtailment (loss) gain									(15)	2	0
Pension funding adjustment, net of tax									180	(179)	117
Net unrealized gain on derivative instruments
Gain on derivatives (effective element), Net of tax amount									(31)	(25)	23
Reclassification adjustment on derivatives, Net of tax amount									(3)	(8)	3
Derivative instruments adjustment, net of tax									(28)	(17)	20
Other comprehensive income (loss), net of tax									19	(379)	157
Comprehensive income (loss)									403	(6)	534
Less: Comprehensive income attributable to noncontrolling interests									(1)	(5)	(12)
Comprehensive income attributable to Willis Group Holdings									402	(11)	522
Interest Rate Swaps [Member]
Net unrealized gain on derivative instruments
Reclassification adjustment on derivatives, Net of tax amount									0	(4)	(4)
Forward Exchange Contracts [Member]
Net unrealized gain on derivative instruments
Gain on derivatives (effective element), Net of tax amount									(31)	(25)	8
Reclassification adjustment on derivatives, Net of tax amount									3	13	1
Treasury Lock [Member]
Net unrealized gain on derivative instruments
Gain on derivatives (effective element), Net of tax amount									0	0	15
Reclassification adjustment on derivatives, Net of tax amount									$ 0	$ (1)	$ 0